Note 1 - Description of Plan 1 (Details Textual) - EBP 16-0733425 003 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Participant Contribution, Pretax, Maximum Annual Compensation to Total Compensation, Percentage	60.00%
EBP, Participant Contribution, Automatic, Deferral Rate	4.00%
EBP, Change in Net Asset Available for Benefit, Increase from Employer Contribution, Cash and Noncash	$ 3,190,968	$ 2,795,122
EBP, Note Receivable from Participant, Account, Minimum Borrowing, Amount	1,000
EBP, Note Receivable from Participant, Account, Maximum Borrowing, Amount	$ 50,000
EBP, Note Receivable from Participant, Account, Maximum Borrowing, to Total Account, Percentage	50.00%
EBP, Termination Vested Balance to Cash Out	$ 7,000
EBP, Forfeited Nonvested Account	73,585	49,390
EBP, Forfeited Nonvested Account, Decrease from Employer Contribution	$ 45,450	$ 26,380
Pension Plan 401 (k) [Member]
EBP, Employer Contribution, Matching Percentage	25.00%
EBP, Employer Contribution, Participant Compensation Matched, Percentage	4.00%
Non-pension Plan [Member]
EBP, Employer Contribution, Matching Percentage	50.00%
EBP, Employer Contribution, Participant Compensation Matched, Percentage	6.00%